UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: __________
        This Amendment (Check only one): |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Sardar Biglari
Address:    17802 IH 10 West, Suite 400, San Antonio, Texas 78257

Form 13F File Number: 028-14882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sardar Biglari
Title:
Phone:       (210) 344-3400

Signature, Place, and Date of Signing:

             /s/ Sardar Biglari, San Antonio, Texas, May 15, 2013

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     ----------------------     -----------------------------------

     028-14881                  Biglari Holdings Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       0
                                                           ---------------------

Form 13F Information Table Entry Total:                                  1
                                                           ---------------------

Form 13F Information Table Value Total:                             $3,759
                                                           ---------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
BIGLARI HOLDINGS INC           COM           08986R101    3,759    10,073 SH          SOLE               10,073         0         0
